Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	23,086
Total Transaction Valuation	265,356,325
Total Offset Amount	0
Net Fee	$ 23,086
Offset Table N/A	N/A